Lessor Accounting (Summary of Lease Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales Type And Direct Financing Leases Income [Abstract]
Revenue at lease commencement	¥ 84,895	¥ 92,133
Interest income on lease receivables	18,351	18,594
Sales-type and direct financing leases income total	103,246	110,727
Lease income – operating leases	27,122	23,878
Variable lease income	5,277	5,343
Total lease income	¥ 135,645	¥ 139,948